ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2012	2011

Trade accounts payable	$5,011	$7,475
Accruals	12,112	2,527
Payroll related accruals	3,514	1,333
Warranty	338	591
Income tax payable	190	356
Commodity tax payable	51	302
	$21,216	$12,584

Changes In The Warranty Accrual	The following table details the changes in the warranty accrual.
2012

Balance at beginning of the year	$591
Accruals	412
Utilization	(665)
Balance at end of the year	$338